DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Deferred Revenues	Deferred revenues consisted of the following:

	December 31,
	2020	2019

Security subscriptions	$678.5	$613.1
Software updates and maintenance	775.4	757.4
Other	28.0	16.2

	$1,481.9	$1,386.7